Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2021
Registrant Name	AMERICAN FUNDS CORPORATE BOND FUND
Entity Central Index Key	0001553195
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 14, 2021
Document Effective Date	Aug. 01, 2021
Prospectus Date	Aug. 01, 2021
American Funds Corporate Bond Fund | Class A
Prospectus:
Trading Symbol	BFCAX
American Funds Corporate Bond Fund | Class 529-F-1
Prospectus:
Trading Symbol	COBFX
American Funds Corporate Bond Fund | Class R-1
Prospectus:
Trading Symbol	RCBAX
American Funds Corporate Bond Fund | Class R-2
Prospectus:
Trading Symbol	RCBBX
American Funds Corporate Bond Fund | Class R-3
Prospectus:
Trading Symbol	RCBCX
American Funds Corporate Bond Fund | Class R-4
Prospectus:
Trading Symbol	RCBDX
American Funds Corporate Bond Fund | Class R-5
Prospectus:
Trading Symbol	RCBEX
American Funds Corporate Bond Fund | Class R-6
Prospectus:
Trading Symbol	RCBFX
American Funds Corporate Bond Fund | Class C
Prospectus:
Trading Symbol	BFCCX
American Funds Corporate Bond Fund | Class F-1
Prospectus:
Trading Symbol	BFCFX
American Funds Corporate Bond Fund | Class F-2
Prospectus:
Trading Symbol	BFCGX
American Funds Corporate Bond Fund | Class 529-A
Prospectus:
Trading Symbol	COBAX
American Funds Corporate Bond Fund | Class 529-C
Prospectus:
Trading Symbol	COBCX
American Funds Corporate Bond Fund | Class 529-E
Prospectus:
Trading Symbol	COBEX
American Funds Corporate Bond Fund | Class R-2E
Prospectus:
Trading Symbol	RCBGX
American Funds Corporate Bond Fund | Class R-5E
Prospectus:
Trading Symbol	RCBHX
American Funds Corporate Bond Fund | Class F-3
Prospectus:
Trading Symbol	CFBFX
American Funds Corporate Bond Fund | Class 529-T
Prospectus:
Trading Symbol	TABBX
American Funds Corporate Bond Fund | Class T
Prospectus:
Trading Symbol	TFBBX
American Funds Corporate Bond Fund | Class 529-F-2
Prospectus:
Trading Symbol	FFBBX
American Funds Corporate Bond Fund | Class 529-F-3
Prospectus:
Trading Symbol	FBCDX